Divestment - Reconcile Cash Proceeds (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD
Disposition of Stock in Subsidiary [Abstract]
Gross proceeds				€ 420,409
Paid fees, stamp duty and other expenses				(7,213)
Net proceeds				413,196	4,191,980,000
Currency translation differences				1,232
Cash balance ASMPT upon sale				(116,174)
Net cash on disposal ASMPT	€ 298,254	€ 0	€ 0	€ 298,254